INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forwards	$ 8,267	$ 10,280
Research and development	3,190	4,008
Other temporary differences mainly relating to reserve and allowances	2,703	4,058
Deferred tax assets, before valuation allowance	14,160	18,346
Valuation allowance	4,739	4,212
Total deferred tax assets, net	9,421	14,134
Intangible assets	(10,998)	(17,971)
Property and equipment, net	(2,393)	(3,275)
Total deferred tax liabilities	(13,391)	(21,246)
Long term deferred tax liability	(8,087)	(19,456)
Total deferred tax liability, net	(3,970)	(7,112)
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	48	7,338
Long term deferred tax liability	(8,087)	(19,195)
Total deferred tax liability, net	(8,039)	(11,857)
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	4,069	5,006
Long term deferred tax liability		(261)
Total deferred tax liability, net	$ 4,069	$ 4,745